Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 161.2	$ 146.2	$ 142.7
Interest costs capitalized to vessels and equipment	$ 1.5	$ 5.9	$ 10.9
Minimum [Member]
Property, Plant and Equipment [Line Items]
Dry dock period	2 years 6 months
Minimum [Member] | FPSO Units [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Shuttle and Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Dry dock period	5 years
Maximum [Member] | FPSO Units [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Maximum [Member] | Shuttle and Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years